The Company (Details) $ / shares in Units, $ in Thousands			1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 08, 2015	Mar. 10, 2014 USD ($) $ / shares shares	Feb. 27, 2012 shares	Jan. 24, 2012	May. 31, 2015 USD ($)	Aug. 31, 2014 USD ($) positions	Aug. 31, 2013 USD ($)
Organization [Line Items]
Reverse stock split ratio	0.125			0.3333
Accumulated deficit					$ (323,887)	$ (303,905)	$ (274,584)
Workforce reduction, number of positions impacted | positions						16
Shares issued at public offering, shares | shares		2,875,000
Underwriters exercise of public offering over-allotment, shares | shares		375,000	93,750
Shares issued at public offering, price per share | $ / shares		$ 8.00
Proceeds from public offering		$ 20,800
Ceres Sementes do Brasil Ltda [Member]
Organization [Line Items]
Percentage of ownership					99.90%	99.90%
CS Semillas de Mexico, S.de L. de C.V. [Member]
Organization [Line Items]
Percentage of ownership					99.90%	99.90%